CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate
Land	$ 4,367,816	$ 4,110,275
Depreciable property	15,554,740	15,226,512
Projects under development	160,190	130,337
Land held for development	325,200	235,247
Investment in real estate	20,407,946	19,702,371
Accumulated depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	15,868,363	15,365,014
Cash and cash equivalents	383,921	431,408
Investments in unconsolidated entities	12,327	3,167
Deposits - restricted	152,237	180,987
Escrow deposits - mortgage	10,692	12,593
Deferred financing costs, net	44,608	42,033
Other assets	187,155	148,992
Total assets	16,659,303	16,184,194
Liabilities:
Total Debt	4,111,487	4,762,896
Notes, net	5,609,574	5,185,180
Lines of credit	0	0
Accounts payable and accrued expenses	35,206	39,452
Accrued interest payable	88,121	98,631
Other liabilities	291,289	304,202
Security deposits	65,286	60,812
Distributions payable	179,079	140,905
Total liabilities	10,380,042	10,592,078
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	416,404	383,540
Shareholders' equity:
Preferred Shares of beneficial interest, 0.01 par value; 100,000,000 shares authorized; 1,600,000 shares issued and outstanding as of December 31, 2011 and December 31, 2010	200,000	200,000
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 297,508,185 shares issued and outstanding as of December 31, 2011 and 290,197,242 shares issued and outstanding as of December 31, 2010	2,975	2,902
Paid in capital	5,047,186	4,741,521
Retained earnings	615,572	203,581
Accumulated other comprehensive (loss) income	(196,718)	(57,818)
Total shareholders' equity	5,669,015	5,090,186
Noncontrolling Interests:
Operating Partnership	119,536	110,399
Partially Owned Properties	74,306	7,991
Total Noncontrolling Interests	193,842	118,390
Total equity	5,862,857	5,208,576
Total liabilities and equity	$ 16,659,303	$ 16,184,194